SHARE CAPITAL - Summary of Contributed Surplus-Warrant Reserve (Detail)	9 Months Ended
Sep. 30, 2021 shares $ / shares
Equity Warrant Units Outstanding [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021	2,131,716
Number of Equity Warrants, Exercised	(1,318,675)
Number of Equity Warrants, Expired	(591,911)
Number of Stock Options, Balance at September 30, 2021	9,912,633
Equity Warrant Units Outstanding [Member] | January 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	3,709,677
Equity Warrant Units Outstanding [Member] | January 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	518,234
Equity Warrant Units Outstanding [Member] | February 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	4,792,625
Equity Warrant Units Outstanding [Member] | February 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	670,967
Warrant Reserve Outstanding [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021	1,671
Number of Equity Warrants, Exercised
Number of Equity Warrants, Expired
Number of Stock Options, Balance at September 30, 2021	13,385
Warrant Reserve Outstanding [Member] | January 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	3,164
Warrant Reserve Outstanding [Member] | January 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	1,384
Warrant Reserve Outstanding [Member] | February 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	5,928
Warrant Reserve Outstanding [Member] | February 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued	1,238
Average exercise price [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Stock Options, Balance at January 1, 2021 | $ / shares	1.72
Number of Equity Warrants, Exercised | $ / shares	$ 1.51
Number of Equity Warrants, Expired | $ / shares	$ 3.40
Number of Stock Options, Balance at September 30, 2021 | $ / shares	2.67
Average exercise price [Member] | January 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares	2.00
Average exercise price [Member] | January 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares	1.94
Average exercise price [Member] | February 2021 Equity Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares	3.00
Average exercise price [Member] | February 2021 Equity Offering-broker warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Equity Warrants, Issued | $ / shares	3.00